Offerings - Offering: 1	Dec. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	221,595,978
Proposed Maximum Offering Price per Unit	0.569
Maximum Aggregate Offering Price	$ 126,088,111.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,412.77
Offering Note	Note 1(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock, par value $0.0001 per share (the "Common Stock"), of MultiSensor AI Holdings, Inc. as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Note 1(b) Consists of (i) 34,229,826 shares of Common Stock, (ii) shares of Common Stock issuable upon exercise of warrants to purchase up to 68,459,652 shares of Common Stock (the "Warrants"), (iii) up to 118,906,500 additional shares of Common Stock issuable upon exercise of the Warrants in the event that the Warrants are adjusted pursuant to their terms, (iv) up to 20,000 shares of Series A Convertible Preferred Stock, par value $0.0001 per share, issuable upon exercise of the Warrants in lieu of Common Stock, which will be automatically convertible on a 1-for-1,000 basis (subject to adjustment) into an equivalent number of shares of Common Stock for which the Warrant is exercisable upon transfer, and (v) shares of Common Stock issuable upon conversion of the Series A Preferred Stock. Note 1(c) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high ($0.59) and low ($0.5480) prices of the Common Stock as reported on The Nasdaq Capital Market on December 5, 2025 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission).